Long-term debt (Details 1) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
2016	$ 32,208
2017	32,208
2018	32,208
2019	159,659
2020	19,062
2021 and thereafter	97,961
Total	$ 373,306	$ 212,333